Income Taxes - Schedule of Deferred Income Tax Assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Balance as at October 1, 2022 [Member]
Schedule of Deferred Tax Assets [Line Items]
Financing fees	$ 2,124,929	$ 1,970,593		$ 358,581
Provision and accruals	519,097	519,550		381,341
Research and development cost	5,361,039	4,700,695		5,361,422
Losses carried forward	55,679,194	43,648,546		31,951,781
Convertible loan	12,175			7,152,109
Debt discount-Grant/warrants		(2,309,719)	(2,995,821)	(2,716,353)
Grant receivable		(38,156)	(23,189)
Conversion option liability			5,592
Total deferred tax liabilities		(9,058,106)	(8,019,469)	(15,545,344)
Net deferred tax assets (liabilities)		43,983,390	56,874,556	31,520,055
Unrecognized net deferred tax assets		(43,983,390)	(56,874,556)	(31,520,055)
Recognized net deferred tax (liabilities)
Property and equipment		(326,154)	(52,996)	(251,862)
Intangible assets		(5,036,692)	(4,207,715)	(11,535,305)
Right-of-use assets		(1,347,385)	(745,340)	(1,041,824)
Lease liabilities	924,944	1,520,988		1,128,610
Government grant liability	152,074	140,547		96,044
Deferred income grants	120,573	120,573		120,573
Other debt discount		420,004		514,938
Total deferred tax assets	64,894,025	53,041,496		47,065,399
Credited (charged) to the statement of loss [Member]
Schedule of Deferred Tax Assets [Line Items]
Financing fees	(44,734)	154,336		(154,408)
Provision and accruals	202,227	(453)		138,209
Research and development cost	2,319,700	660,343		(660,727)
Losses carried forward	9,974,804	12,030,648		11,696,765
Convertible loan	3,117	12,175		(7,152,109)
Debt discount-Grant/warrants		(686,102)	2,176,742	406,634
Grant receivable		14,967	(837)	(38,156)
Conversion option liability		5,592	(182,682)
Total deferred tax liabilities		1,038,637	6,399,555	6,487,238
Net deferred tax assets (liabilities)		12,891,166	19,491,328	10,696,915
Unrecognized net deferred tax assets		(12,891,166)	(19,491,328)	(10,696,915)
Recognized net deferred tax (liabilities)
Property and equipment	1,138,543	273,159	52,996	(74,292)
Intangible assets		828,977	4,054,968	6,498,613
Right-of-use assets		602,045	298,368	(305,561)
Lease liabilities	(384,600)	(596,044)		392,378
Government grant liability	(117,287)	11,527		44,503
Deferred income grants	1
Other debt discount		(420,004)		(94,934)
Total deferred tax assets	13,091,773	11,852,528		4,209,677
Credited (charged) to the shareholders’ equity [Member]
Schedule of Deferred Tax Assets [Line Items]
Financing fees				1,766,420
Provision and accruals
Research and development cost
Losses carried forward
Convertible loan
Debt discount-Grant/warrants			435,585
Grant receivable
Conversion option liability			(1,311,209)
Total deferred tax liabilities			(875,624)
Net deferred tax assets (liabilities)			(597,512)	1,766,420
Unrecognized net deferred tax assets			597,512	(1,766,420)
Recognized net deferred tax (liabilities)
Property and equipment
Intangible assets
Right-of-use assets
Lease liabilities
Government grant liability
Deferred income grants
Other debt discount
Total deferred tax assets				1,766,420
Balance as at September 30, 2023 [Member]
Schedule of Deferred Tax Assets [Line Items]
Financing fees	2,080,195	2,124,929		1,970,593
Provision and accruals	721,324	519,097		519,550
Research and development cost	7,680,739	5,361,039		4,700,695
Losses carried forward	65,653,998	55,679,194		43,648,546
Convertible loan		12,175
Debt discount-Grant/warrants		(2,995,821)	(383,494)	(2,309,719)
Grant receivable		(23,189)	(24,026)	(38,156)
Conversion option liability		5,592	(1,488,299)
Total deferred tax liabilities		(8,019,469)	(2,495,538)	(9,058,106)
Net deferred tax assets (liabilities)		56,874,556	75,768,373	43,983,390
Unrecognized net deferred tax assets		(56,874,556)	(75,768,373)	(43,983,390)
Recognized net deferred tax (liabilities)
Property and equipment	1,138,543	(52,996)		(326,154)
Intangible assets		(4,207,715)	(152,747)	(5,036,692)
Right-of-use assets		(745,340)	$ (446,972)	(1,347,385)
Lease liabilities	540,344	924,944		1,520,988
Government grant liability	34,787	152,074		140,547
Deferred income grants	120,574	120,573		120,573
Other debt discount				420,004
Total deferred tax assets	$ 77,970,506	$ 64,894,025		$ 53,041,496